Other current and non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for retirement benefit obligations
Employee-related payables	€ 2,734	€ 2,604	€ 1,869
Accrued payroll and other employee-related taxes	10,739	1,741	1,540
VAT payables	1,622	3,798	3,569
Other accrued taxes and employee-related expenses	148	126	164
Other miscellaneous payables	2,738	331	23
Other current liabilities	€ 17,981	€ 8,600	€ 7,165